ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Software Development Costs, Vendor Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CAPITALIZATION OF COSTS OF SOFTWARE FOR INTERNAL USE [Abstract]
Intangible assets	$ 25,045	$ 27,250
VENDOR CONSIDERATION [Abstract]
Amount due from vendors	21,900	12,900
Software Capitalized for Internal [Member]
CAPITALIZATION OF COSTS OF SOFTWARE FOR INTERNAL USE [Abstract]
Intangible assets	0	0	$ 200
Other assets	$ 1,000	$ 2,100
Employee Stock Purchase Plan [Member]
SHARE-BASED COMPENSATION [Abstract]
Offering period	6 months